Loss per share (Tables)	9 Months Ended
Sep. 30, 2024
Loss per share [Abstract]
Loss Per Share
	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Loss attributable to shareholders (in $’000)	(12,114)	(5,649)	(30,159)	(24,315)
Weighted average number of shares in issue	52,028,145	52,020,849	52,028,145	52,020,849
Basic and diluted loss per share (in USD)	(0.23)	(0.11)	(0.58)	(0.47)